Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance table
The company’s compensation philosophy is to pay for performance over the long- and short-term taking into consideration a range
of factors, including both financial and
non-financial
performance measures. Our
pay-for-performance
approach bases compensation on actual results and how those results were achieved. We align executive and shareholder interests through a compensation program providing a mix of salary, incentives, and benefits paid over time, including deferred equity-based awards. Review our “Compensation discussion
and
analysis” starting on page 42 for more information on executive compensation considerations and decisions for our NEOs. Page 53 of the “Compensation discussion and analysis” includes 2025 compensation decisions for our NEOs; these decisions are different than those reflected in the table below which are calculated under prescribed SEC rules.
The table below shows the following information for the past five fiscal years: (i) “total” compensation for our NEOs for purposes of the “Summary compensation table”; (ii) the “Compensation actually paid” to NEOs (calculated using rules required by the SEC); (iii) our total shareholder return (TSR); (iv) the TSR of the KBW Bank Index; (v) our net income; and (vi) our revenue (which is our “company-selected performance measure”). “Compensation actually paid” does not represent the value of cash and shares of the company’s common stock received by NEOs during the year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, “Compensation actually paid” amounts below differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation discussion and analysis” section above.
2025 Pay versus performance table

	“Summary compensation table” total for CEO (1) ($)	Compensation actually paid to CEO (2) ($)	Average “Summary compensation table” total for non-CEO NEOs (1) ($)	Average compensation actually paid to non-CEO NEOs (2) ($)	Company TSR (3) ($)	Peer group TSR (3) ($)	Net income ($ in millions)	Revenue (4) ($ in millions)
2025	33,711,521	53,507,725	20,199,081	30,992,675	205	196	30,509	113,097
2024 (5)	28,738,702	47,777,368	16,477,980	26,304,042	160	148	26,973	105,856
2023 (5)	28,571,192	32,139,080	14,135,415	15,797,000	119	108	26,305	102,769
2022	30,177,503	11,009,642	18,641,262	11,731,112	114	109	27,528	94,950
2021	23,729,169	49,888,896	16,930,383	29,568,322	150	138	31,978	89,113

(1)	The CEO for each year reported was Brian T. Moynihan. The other NEOs, or Non-CEO NEOs, for each year reported are as follows:

•	2025 & 2024 & 2023: Alastair M. Borthwick; Dean C. Athanasia; James P. DeMare; and Matthew M. Koder
•	2022: Alastair M. Borthwick; Dean C. Athanasia; Paul M. Donofrio; and Geoffrey S. Greener
•	2021: Alastair M. Borthwick; Paul M. Donofrio; James P. DeMare; Matthew M. Koder; and Thomas K. Montag

(2)
SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance
table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were canceled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the NEOs other than the CEO) for 2025. See the “Pay versus performance table” on page 78 in the 2025 proxy statement, page 86 in the 2024 proxy statement and page 80 in the 2023 proxy statement for the adjustments made to determine “compensation actually paid” for prior years:

Year	Executive(s)	Summary compensation table total ($)	Pension valuation adjustments	Equity award adjustments
			Deduct change in pension value ($)	Deduct grant date value of stock awards granted in the year ($)	Add year-end value of unvested equity awards granted in the year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	Change in value of equity awards granted and vested in year ($)	Add dividends & interest accrued ($)	Compensation actually paid total ($)
2025	CEO	33,711,521	(972,981)	(30,666,747)	26,497,679	13,483,178	1,255,320	8,431,370	1,768,385	53,507,725
	Non-CEO NEOs	20,199,081	(3,827)	(12,012,238)	14,264,819	6,905,292	686,004	0	953,544	30,992,675

(3)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020. The peer group TSR represents TSR of the KBW Bank Index.

(4)	Represents total revenue, net of interest expense.

(5)
Effective in the fourth quarter of 2025 and as previously disclosed in our Form 8-K dated January 6, 2026, the company elected to change its accounting methods related to its tax-related affordable housing, eligible wind renewable energy and solar renewable energy equity investments. This resulted in revisions to our reported revenue and net income for fiscal years 2024 and 2023 (there were no such revisions for fiscal years 2022 and 2021, as these periods were not presented in our fiscal year 2025 annual report on our
Form 10-K).
This 2025 Pay versus performance table and the chart below reflect revenue and net income for fiscal years 2024 and 2023 as reported in our fiscal year 2025 annual
report on our Form 10-K. The company has not revised the compensation amounts previously reported for such years.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(1)	The CEO for each year reported was Brian T. Moynihan. The other NEOs, or Non-CEO NEOs, for each year reported are as follows:

•	2025 & 2024 & 2023: Alastair M. Borthwick; Dean C. Athanasia; James P. DeMare; and Matthew M. Koder
•	2022: Alastair M. Borthwick; Dean C. Athanasia; Paul M. Donofrio; and Geoffrey S. Greener
•	2021: Alastair M. Borthwick; Paul M. Donofrio; James P. DeMare; Matthew M. Koder; and Thomas K. Montag

Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020. The peer group TSR represents TSR of the KBW Bank Index.
PEO Total Compensation Amount	$ 33,711,521	$ 28,738,702	$ 28,571,192	$ 30,177,503	$ 23,729,169
PEO Actually Paid Compensation Amount	$ 53,507,725	47,777,368	32,139,080	11,009,642	49,888,896
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance
table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were canceled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the NEOs other than the CEO) for 2025. See the “Pay versus performance table” on page 78 in the 2025 proxy statement, page 86 in the 2024 proxy statement and page 80 in the 2023 proxy statement for the adjustments made to determine “compensation actually paid” for prior years:

Year	Executive(s)	Summary compensation table total ($)	Pension valuation adjustments	Equity award adjustments
			Deduct change in pension value ($)	Deduct grant date value of stock awards granted in the year ($)	Add year-end value of unvested equity awards granted in the year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	Change in value of equity awards granted and vested in year ($)	Add dividends & interest accrued ($)	Compensation actually paid total ($)
2025	CEO	33,711,521	(972,981)	(30,666,747)	26,497,679	13,483,178	1,255,320	8,431,370	1,768,385	53,507,725
	Non-CEO NEOs	20,199,081	(3,827)	(12,012,238)	14,264,819	6,905,292	686,004	0	953,544	30,992,675

Non-PEO NEO Average Total Compensation Amount	$ 20,199,081	16,477,980	14,135,415	18,641,262	16,930,383
Non-PEO NEO Average Compensation Actually Paid Amount	$ 30,992,675	26,304,042	15,797,000	11,731,112	29,568,322
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance
table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were canceled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the NEOs other than the CEO) for 2025. See the “Pay versus performance table” on page 78 in the 2025 proxy statement, page 86 in the 2024 proxy statement and page 80 in the 2023 proxy statement for the adjustments made to determine “compensation actually paid” for prior years:

Year	Executive(s)	Summary compensation table total ($)	Pension valuation adjustments	Equity award adjustments
			Deduct change in pension value ($)	Deduct grant date value of stock awards granted in the year ($)	Add year-end value of unvested equity awards granted in the year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	Change in value of equity awards granted and vested in year ($)	Add dividends & interest accrued ($)	Compensation actually paid total ($)
2025	CEO	33,711,521	(972,981)	(30,666,747)	26,497,679	13,483,178	1,255,320	8,431,370	1,768,385	53,507,725
	Non-CEO NEOs	20,199,081	(3,827)	(12,012,238)	14,264,819	6,905,292	686,004	0	953,544	30,992,675

Compensation Actually Paid vs. Total Shareholder Return	The chart below highlights the alignment between “compensation actually paid” to our NEOs and our TSR performance and net income for the past five fiscal years.
Compensation Actually Paid vs. Net Income	The chart below highlights the alignment between “compensation actually paid” to our NEOs and our TSR performance and net income for the past five fiscal years.
Tabular List, Table
Net Income

Revenue

Total Shareholder Return

Return on Assets

Return on Tangible Common Equity

Tangible Book Value*
*	Tangible book value per common share represents ending tangible common shareholders’ equity divided by ending common shares outstanding.

Total Shareholder Return Amount	$ 205	160	119	114	150
Peer Group Total Shareholder Return Amount	196	148	108	109	138
Net Income (Loss)	$ 30,509,000,000	$ 26,973,000,000	$ 26,305,000,000	$ 27,528,000,000	$ 31,978,000,000
Company Selected Measure Amount	113,097,000,000	105,856,000,000	102,769,000,000	94,950,000,000	89,113,000,000
PEO Name	Brian T. Moynihan
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Tangible Common Equity
Measure:: 6
Pay vs Performance Disclosure
Name	Tangible Book Value
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (972,981)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,497,679
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,483,178
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,431,370
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,255,320
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,768,385
PEO | grant date value of stock awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,666,747)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,827)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,264,819
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,905,292
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	686,004
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	953,544
Non-PEO NEO | grant date value of stock awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,012,238)